Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	The following is a summary of intangible assets as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Software	$571,541	$543,137
Technology	4,183,158	4,306,095
Total intangible assets	4,754,699	4,849,232
Less: accumulated amortization	(3,871,871)	(3,053,998)
Intangible assets, net	$882,828	$1,795,234

Schedule of Amortization Expense	Amortization expense for the next four years are as follows：
Amortization expense
2024	$732,137
2025	65,132
2026	41,995
2027	43,564
TOTAL	882,828